Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Number of theatres leased					1
Amount recorded related to the termination of the lease					$ 111,000
Cash divided paid			95,750,000	95,000,000	78,100,000
Non cash dividend			5,356,000	8,175,000
Net receivable from Cinemark Holdings, Inc.	6,424,000		0
Plitt Plaza
Related Party Transaction [Line Items]
Ownership percentage of the Company's issued and outstanding shares of common stock			9.00%
Facility lease and other operating expenses					30,000
Laredo Theatre Ltd
Related Party Transaction [Line Items]
Company's limited partnership interest in Laredo	75.00%		75.00%
Lone Star Theatre's interest in Laredo	25.00%		25.00%
Ownership interest held by David Roberts	100.00%		100.00%
Percentage of common stock held by Chairman of the Board	9.00%		9.00%
Percentage of management fees based on theatre revenues	5.00%		5.00%
Maximum amount of theater revenue used to calculate management fees	50,000,000		50,000,000
Percentage of management fees based on theatre revenues in excess	3.00%		3.00%
Minimum amount of theater revenue used to calculate management fees	50,000,000		50,000,000
Management fee revenues	118,000	124,000	522,000	476,000	105,000
Copper Beech Capital L L C
Related Party Transaction [Line Items]
Amount paid for the use of aircraft			82,000	86,000	73,000
Syufy Enterprises Lp
Related Party Transaction [Line Items]
Number of theatres leased	18		19
Number of parking facility leased	1		1
Number of leased facilities with fixed minimum annual rent	16		17
Number of leased facilities without minimum annual rent	3		3
Total rent paid	$ 5,809,000	$ 4,425,000	$ 18,602,000	$ 18,881,000	$ 18,058,000